Quarterly Financial Data Quarterly Financial Data (Tables)	12 Months Ended
Dec. 28, 2013
Quarterly Financial Data [Abstract]
Schedule of Quarterly Financial Information [Table Text Block]
QUARTERLY FINANCIAL DATA (UNAUDITED)

	First		Second		Third		Fourth
(in millions, except per share amounts)	Quarter		Quarter		Quarter		Quarter

Fiscal Year 2013:
Net sales	$1,338		$1,403		$1,338		$1,422
Gross profit	961		1,021		953		992
Net earnings attributable to St. Jude Medical, Inc. (a)	223	(b)	115	(c)	262	(d)	123	(e)
Basic net earnings per share	$0.78		$0.41		$0.91		$0.42
Diluted net earnings per share	$0.78		$0.40		$0.90		$0.42
Cash dividends declared per share	$0.25		$0.25		$0.25		$0.25

Fiscal Year 2012:
Net sales	$1,395		$1,410		$1,326		$1,372
Gross profit	1,014		1,027		971		953
Net earnings attributable to St. Jude Medical, Inc. (f)	212	(g)	244		176	(h)	120	(i)
Basic net earnings per share	$0.67		$0.78		$0.56		$0.39
Diluted net earnings per share	$0.67		$0.78		$0.56		$0.39
Cash dividends declared per share	$0.23		$0.23		$0.23		$0.23